Property, Plant and Equipment	3 Months Ended
Mar. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment include the following:

		March 31,	December 31,
	Useful Life	2017	2016
Land		$5,040,482	$5,040,482
Land improvements	15 years or life of lease	3,640,976	3,640,976
Buildings	15-39 years	55,102,313	54,833,021
Drilling rigs and related equipment	3-15 years	139,101,541	138,526,519
Pressure pumping equipment	3-5 years	101,580,322	96,500,592
Coil tubing equipment	4-10 years	28,006,153	28,019,217
Rail improvements	10-20 years	4,276,928	4,276,928
Other machinery and equipment	7-20 years	36,171,379	35,548,357
Vehicles, trucks and trailers	5-10 years	33,226,910	33,140,599
Other property and equipment	3-12 years	11,482,525	11,461,839
		417,629,529	410,988,530
Deposits on equipment and equipment in process of assembly		40,036,012	9,427,307
		457,665,541	420,415,837
Less: accumulated depreciation		192,938,099	178,296,174
Property, plant and equipment, net		$264,727,442	$242,119,663

Proceeds from customers for horizontal and directional drilling services equipment, damaged or lost down-hole are reflected in revenue with the carrying value of the related equipment charged to cost of service revenues and are reported as cash inflows from investing activities in the statement of cash flows. For the three months ended March 31, 2017, proceeds from the sale of equipment damaged or lost down-hole were $347,844 and gain on sales of equipment damaged or lost down-hole was $242,723. There were no proceeds from the sale of equipment damaged or lost down-hole for the three months ended March 31, 2016.

A summary of depreciation, depletion, accretion and amortization expense is shown below:

	Three Months Ended March 31,
	2017	2,016
Depreciation expense	$14,966,798	$15,483,322
Accretion expense (see Note 2)	433	—
Depletion expense (see Note 2)	2,270	—
Amortization expense (see Note 5)	2,267,750	2,267,750
Depreciation, depletion, accretion and amortization	$17,237,251	$17,751,072

Deposits on equipment and equipment in process of assembly represents deposits placed with vendors for equipment that is in the process of assembly and purchased equipment that is being outfitted for its intended use. The equipment is not yet placed in service.